Organization - Schedule of Operations of VIEs (Detail)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Revenues	¥ 3,549,458,230	$ 543,978,273	¥ 8,049,577,016	¥ 5,112,097,579
Net income	¥ 562,471,865	$ 86,202,585	¥ 3,440,929,911	¥ 2,558,375,744